Capital Management - Summary of the Information Used as Base for Calculating Diluted Earnings Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Profit attributable to equity shareholders (U.S. Dollars)		$ 148,964,000	$ 108,682,969	$ 77,875,575
Weighted average number of common shares		291,982,305	295,623,702	287,121,304
Adjustments for calculation of diluted earnings per share	[1]	10,976,123	17,514,944	21,809,000
Weighted average number of ordinary shares for calculating diluted earnings per share*		302,958,428	313,138,646	308,930,304
Basic earnings per share		$ 0.51	$ 0.37	$ 0.27
Diluted earnings per share		$ 0.49	$ 0.35	$ 0.25

[1]	As of December 31, 2023, reflects to the dilutive effect of i) 8,560,918 average shares related to share-based payment warrants (14,865,332 and 16,353,000, respectively for the years ended December 31, 2022 and December 31, 2021); and ii) 2,415,205 average shares related to share-based payment plans with employees (2,649,612 and 5,456,000, respectively for the years ended December 31, 2022 and December 31, 2021).